General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended	Year ended
	December 30, 2021	December 30, 2020
Employee salaries and benefits	6,483,720	-
Contractors and consultants	397,282	-
Travel and accommodation	174,769	-
Professional, legal and advisory	4,779,141	1,545,472
Listing Expense and formation costs	1,322,761	-
Software	270,476	-
Office and administration	326,416	77,398
G&A Recovery	(416,666)	-
	13,337,899	1,622,870